OTHER INCOME (Details) - USD ($) $ in Millions			12 Months Ended
	Aug. 14, 2025	Aug. 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Fair value remeasurement gain on change in accounting basis			$ 836	$ 0	$ 0
Gain on disposition			408	346	72
Interest and other investment income			200	137	107
Gain on regulatory and contract settlement			0	0	22
Other			145	144	470
Other income, net			1,589	$ 627	671
Gain on reclassification of equity method investment			$ 619
Gain on bargain purchase					$ 465
Brookfield Renewable and Institutional Partners
Disclosure of attribution of expenses by nature to their function [line items]
Gain (loss) on disposal	$ 217
Ownership Interest		50.00%